Subsequent Event (Details) - USD ($) shares in Millions						12 Months Ended
	Feb. 12, 2019	Feb. 07, 2019	Jun. 20, 2016	Mar. 10, 2016	Mar. 08, 2016	Dec. 31, 2018		Dec. 31, 2017	[2]	Dec. 31, 2016	[3]	Feb. 28, 2019	Oct. 23, 2014
Subsequent Event [Line Items]
Accelerated share repurchases, authorized amount					$ 5,000,000,000								$ 11,000,000,000
Accelerated share repurchases, cash paid				$ (5,000,000,000)
Shares repurchased			18	136		307	[1]	150		154
Accelerated share repurchase, percentage of agreement					80.00%
Amount of remaining shares authorized in stock purchase plan, value						$ 14,200,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Accelerated share repurchases, authorized amount		$ 6,800,000,000
Accelerated share repurchases, cash paid	$ 6,800,000,000
Shares repurchased	130
Accelerated share repurchase, percentage of agreement		80.00%
Amount of remaining shares authorized in stock purchase plan, value												$ 5,300,000,000

[1]	Represents shares purchased pursuant to the accelerated share repurchase agreement with Citibank entered into on March 12, 2018, as well as other share repurchases. See above for additional information.
[2]	Represents shares purchased pursuant to the accelerated share repurchase agreement with Citibank entered into on February 2, 2017. See above for additional information.
[3]	Represents shares purchased pursuant to the accelerated share repurchase agreement entered into on March 8, 2016. See above for additional information.